Commitments and Contingencies - Tax Credits and Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Investments in affordable housing projects
Income Tax Contingency [Line Items]
Investments in affordable housing projects, other qualified tax credits, and other community development investments	$ 624		$ 583	$ 580
Amortization and other changes in carrying amount	586	[1]	487	472
Other Community Development Investment
Income Tax Contingency [Line Items]
Amortization and other changes in carrying amount	$ 11		$ 81	$ 86

[1]
(1)In the first quarter of 2023, the Company adopted the Investments in Tax Credit Structures accounting standard. As a result, amortization related to these tax credits started being recognized in the Provision for income taxes as of the adoption of this standard. This activity was previously recognized in Other income. Refer to “Note 1. Basis of Presentation” for additional information.